UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-02809
Name of Fund:
BlackRock Advantage SMID Cap Fund, Inc.
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Advantage SMID Cap Fund, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
03/31/2026
Date of reporting period:
09/30/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock Advantage SMID Cap Fund, Inc.
Institutional Shares | MASPX
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.48%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$626,136,457
Number of Portfolio Holdings	619
Portfolio Turnover Rate	56%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	19.5%
Financials	16.1%
Information Technology	15.3%
Consumer Discretionary	12.3%
Health Care	12.0%
Real Estate	6.8%
Materials	4.8%
Consumer Staples	2.9%
Energy	2.7%
Communication Services	2.4%
Utilities	2.3%
Short-Term Securities	2.8%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Kimco Realty Corp.	1.2%
Comfort Systems U.S.A., Inc.	1.2%
CubeSmart	1.1%
MasTec, Inc.	1.1%
ExlService Holdings, Inc.	1.1%
Reinsurance Group of America, Inc.	1.0%
Pinnacle Financial Partners, Inc.	0.9%
Performance Food Group Co.	0.8%
First Industrial Realty Trust, Inc.	0.8%
Flex Ltd.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage SMID Cap Fund, Inc.
Institutional Shares | MASPX
Semi-Annual Shareholder Report — September 30, 2025
MASPX-09/25-SAR

BlackRock Advantage SMID Cap Fund, Inc.
Investor A Shares | MDSPX
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40	0.73%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$626,136,457
Number of Portfolio Holdings	619
Portfolio Turnover Rate	56%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	19.5%
Financials	16.1%
Information Technology	15.3%
Consumer Discretionary	12.3%
Health Care	12.0%
Real Estate	6.8%
Materials	4.8%
Consumer Staples	2.9%
Energy	2.7%
Communication Services	2.4%
Utilities	2.3%
Short-Term Securities	2.8%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Kimco Realty Corp.	1.2%
Comfort Systems U.S.A., Inc.	1.2%
CubeSmart	1.1%
MasTec, Inc.	1.1%
ExlService Holdings, Inc.	1.1%
Reinsurance Group of America, Inc.	1.0%
Pinnacle Financial Partners, Inc.	0.9%
Performance Food Group Co.	0.8%
First Industrial Realty Trust, Inc.	0.8%
Flex Ltd.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage SMID Cap Fund, Inc.
Investor A Shares | MDSPX
Semi-Annual Shareholder Report — September 30, 2025
MDSPX-09/25-SAR

BlackRock Advantage SMID Cap Fund, Inc.
Investor C Shares | MCSPX
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$80	1.48%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$626,136,457
Number of Portfolio Holdings	619
Portfolio Turnover Rate	56%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	19.5%
Financials	16.1%
Information Technology	15.3%
Consumer Discretionary	12.3%
Health Care	12.0%
Real Estate	6.8%
Materials	4.8%
Consumer Staples	2.9%
Energy	2.7%
Communication Services	2.4%
Utilities	2.3%
Short-Term Securities	2.8%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Kimco Realty Corp.	1.2%
Comfort Systems U.S.A., Inc.	1.2%
CubeSmart	1.1%
MasTec, Inc.	1.1%
ExlService Holdings, Inc.	1.1%
Reinsurance Group of America, Inc.	1.0%
Pinnacle Financial Partners, Inc.	0.9%
Performance Food Group Co.	0.8%
First Industrial Realty Trust, Inc.	0.8%
Flex Ltd.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage SMID Cap Fund, Inc.
Investor C Shares | MCSPX
Semi-Annual Shareholder Report — September 30, 2025
MCSPX-09/25-SAR

BlackRock Advantage SMID Cap Fund, Inc.
Class K Shares | MKSPX
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$23	0.43%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$626,136,457
Number of Portfolio Holdings	619
Portfolio Turnover Rate	56%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	19.5%
Financials	16.1%
Information Technology	15.3%
Consumer Discretionary	12.3%
Health Care	12.0%
Real Estate	6.8%
Materials	4.8%
Consumer Staples	2.9%
Energy	2.7%
Communication Services	2.4%
Utilities	2.3%
Short-Term Securities	2.8%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Kimco Realty Corp.	1.2%
Comfort Systems U.S.A., Inc.	1.2%
CubeSmart	1.1%
MasTec, Inc.	1.1%
ExlService Holdings, Inc.	1.1%
Reinsurance Group of America, Inc.	1.0%
Pinnacle Financial Partners, Inc.	0.9%
Performance Food Group Co.	0.8%
First Industrial Realty Trust, Inc.	0.8%
Flex Ltd.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage SMID Cap Fund, Inc.
Class K Shares | MKSPX
Semi-Annual Shareholder Report — September 30, 2025
MKSPX-09/25-SAR

BlackRock Advantage SMID Cap Fund, Inc.
Class R Shares | MRSPX
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$53	0.98%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$626,136,457
Number of Portfolio Holdings	619
Portfolio Turnover Rate	56%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	19.5%
Financials	16.1%
Information Technology	15.3%
Consumer Discretionary	12.3%
Health Care	12.0%
Real Estate	6.8%
Materials	4.8%
Consumer Staples	2.9%
Energy	2.7%
Communication Services	2.4%
Utilities	2.3%
Short-Term Securities	2.8%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Kimco Realty Corp.	1.2%
Comfort Systems U.S.A., Inc.	1.2%
CubeSmart	1.1%
MasTec, Inc.	1.1%
ExlService Holdings, Inc.	1.1%
Reinsurance Group of America, Inc.	1.0%
Pinnacle Financial Partners, Inc.	0.9%
Performance Food Group Co.	0.8%
First Industrial Realty Trust, Inc.	0.8%
Flex Ltd.	0.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage SMID Cap Fund, Inc.
Class R Shares | MRSPX
Semi-Annual Shareholder Report — September 30, 2025
MRSPX-09/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

SEPTEMBER 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Advantage SMID Cap Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments (unaudited) September 30, 2025	BlackRock Advantage SMID Cap Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.0%
AeroVironment, Inc.(a)	4,176	$1,314,981
Archer Aviation, Inc., Class A(a)(b)	43,564	417,343
ATI, Inc.(a)	16,990	1,381,967
Axon Enterprise, Inc.(a)	2,605	1,869,452
BWX Technologies, Inc.	7,853	1,447,858
Curtiss-Wright Corp.	1,610	874,133
Ducommun, Inc.(a)	9,681	930,634
Firefly Aerospace, Inc.(a)	6,674	195,682
Huntington Ingalls Industries, Inc.	11,363	3,271,521
Kratos Defense & Security Solutions, Inc.(a)	23,196	2,119,418
Leonardo DRS, Inc.	13,438	610,085
Mercury Systems, Inc.(a)	2,379	184,135
Moog, Inc., Class A	10,680	2,217,916
Rocket Lab Corp.(a)	24,418	1,169,866
V2X, Inc.(a)	7,796	452,870
Woodward, Inc.	751	189,785

		18,647,646

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	9,790	1,296,196
Hub Group, Inc., Class A	12,245	421,718

		1,717,914

Automobile Components — 1.6%
Adient PLC(a)	86,001	2,070,904
American Axle & Manufacturing Holdings, Inc.(a)	25,381	152,540
BorgWarner, Inc.	97,107	4,268,824
Fox Factory Holding Corp.(a)	4,709	114,382
Gentex Corp.	47,940	1,356,702
Mobileye Global, Inc., Class A(a)(b)	55,452	782,982
QuantumScape Corp., Class A(a)	70,693	870,938
Standard Motor Products, Inc.	4,742	193,568

		9,810,840

Banks — 6.0%
1st Source Corp.	3,069	188,928
Amalgamated Financial Corp.	25,651	696,425
Ameris Bancorp	5,627	412,515
Axos Financial, Inc.(a)	4,637	392,522
Bank7 Corp.	6,760	312,785
Bar Harbor Bankshares	4,972	151,447
Capital City Bank Group, Inc.	4,283	178,986
Capitol Federal Financial, Inc.	8,827	56,051
ConnectOne Bancorp, Inc.	5,191	128,789
Cullen/Frost Bankers, Inc.	10,625	1,346,931
Eastern Bankshares, Inc.	34,728	630,313
First Bank	26,044	424,257
First Business Financial Services, Inc.	2,951	151,268
First Hawaiian, Inc.	103,859	2,578,819
First Horizon Corp.	190,634	4,310,235
First Internet Bancorp	12,991	291,388
Flushing Financial Corp.	18,617	257,101
FNB Corp.	52,173	840,507
HarborOne Bancorp, Inc.	20,067	272,911
Heritage Commerce Corp.	96,782	961,045
HomeTrust Bancshares, Inc.	8,705	356,383
Horizon Bancorp, Inc.	58,758	940,715
Independent Bank Corp.	65,628	2,032,827
Kearny Financial Corp.	95,237	625,707
Live Oak Bancshares, Inc.	17,171	604,763
Metropolitan Bank Holding Corp.	10,497	785,385
Midland States Bancorp, Inc.	28,097	481,583
MVB Financial Corp.	1,311	32,854

Security	Shares	Value

Banks (continued)
Northfield Bancorp, Inc.	97,521	$1,150,748
OceanFirst Financial Corp.	77,721	1,365,558
Orange County Bancorp, Inc.	2,281	57,504
Park National Corp.	1,190	193,411
Peoples Bancorp, Inc.	1,203	36,078
Pinnacle Financial Partners, Inc.	60,154	5,641,844
Prosperity Bancshares, Inc.	42,423	2,814,766
Republic First Bancorp, Inc.(a)	87,118	9
Southern First Bancshares, Inc.(a)	1,844	81,357
Southstate Bank Corp.	2,636	260,621
Synovus Financial Corp.	70,397	3,455,085
United Bankshares, Inc.	4,360	162,236
United Community Banks, Inc.	8,442	264,657
Univest Financial Corp.	11,589	347,902
USCB Financial Holdings, Inc., Class A	8,465	147,714
Washington Trust Bancorp, Inc.	16,319	471,619
Western New England Bancorp, Inc.	18,455	221,644
Zions Bancorp N.A	12,193	689,880

		37,806,073

Beverages — 0.1%
National Beverage Corp.(a)	4,203	155,175
Primo Brands Corp., Class A	30,413	672,127

		827,302

Biotechnology — 5.5%
ACADIA Pharmaceuticals, Inc.(a)	32,906	702,214
Alkermes PLC(a)	36,847	1,105,410
Amicus Therapeutics, Inc.(a)	98,944	779,679
Apellis Pharmaceuticals, Inc.(a)	26,244	593,902
Arcus Biosciences, Inc.(a)	6,180	84,048
Ardelyx, Inc.(a)	79,595	438,568
Arrowhead Pharmaceuticals, Inc.(a)	7,615	262,641
BioCryst Pharmaceuticals, Inc.(a)	103,230	783,516
Bridgebio Pharma, Inc.(a)	20,626	1,071,314
Catalyst Pharmaceuticals, Inc.(a)	40,745	802,676
Celldex Therapeutics, Inc.(a)	5,806	150,201
Cytokinetics, Inc.(a)	10,496	576,860
Day One Biopharmaceuticals, Inc.(a)	86,618	610,657
Dyne Therapeutics, Inc.(a)	4,510	57,052
Exact Sciences Corp.(a)	24,473	1,338,918
Exelixis, Inc.(a)	40,125	1,657,162
Halozyme Therapeutics, Inc.(a)	2,706	198,458
Ideaya Biosciences, Inc.(a)	33,048	899,236
Insmed, Inc.(a)	14,120	2,033,421
Intellia Therapeutics, Inc.(a)(b)	7,872	135,949
Ionis Pharmaceuticals, Inc.(a)(b)	24,064	1,574,267
Kura Oncology, Inc.(a)	16,852	149,140
Madrigal Pharmaceuticals, Inc.(a)	2,165	992,999
MannKind Corp.(a)	139,388	748,514
MiMedx Group, Inc.(a)	96,609	674,331
Mirum Pharmaceuticals, Inc.(a)	3,983	291,994
Moderna, Inc.(a)	26,646	688,266
Natera, Inc.(a)	3,721	598,969
Neurocrine Biosciences, Inc.(a)	7,978	1,119,952
Praxis Precision Medicines, Inc.(a)	6,966	369,198
PTC Therapeutics, Inc.(a)	17,566	1,078,025
REGENXBIO, Inc.(a)	73,440	708,696
Revolution Medicines, Inc.(a)	15,437	720,908
Sarepta Therapeutics, Inc.(a)	41,880	807,028
Soleno Therapeutics, Inc.(a)	7,205	487,058
SQZ Biotechnologies Co.(a)	1,031	29
Syndax Pharmaceuticals, Inc.(a)	49,970	768,788
TG Therapeutics, Inc.(a)	31,407	1,134,578

4	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BlackRock Advantage SMID Cap Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Travere Therapeutics, Inc.(a)	19,332	$462,035
Twist Bioscience Corp.(a)	30,813	867,078
Ultragenyx Pharmaceutical, Inc.(a)	30,785	926,013
United Therapeutics Corp.(a)	5,555	2,328,712
UroGen Pharma Ltd.(a)	3,442	68,668
Vanda Pharmaceuticals, Inc.(a)	136,199	679,633
Vera Therapeutics, Inc., Class A(a)	2,512	72,999
Veracyte, Inc.(a)	26,579	912,457
Viking Therapeutics, Inc.(a)(b)	23,395	614,821
Vir Biotechnology, Inc.(a)	13,947	79,637
Voyager Therapeutics, Inc.(a)	10,632	49,651

		34,256,326

Broadline Retail — 0.7%
Etsy, Inc.(a)	30,844	2,047,733
Groupon, Inc.(a)	26,436	617,280
Kohl’s Corp.	9,700	149,089
Macy’s, Inc.	57,440	1,029,899
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,629	465,964

		4,309,965

Building Products — 1.7%
Allegion PLC	15,306	2,714,519
Armstrong World Industries, Inc.	6,301	1,235,059
Caesarstone Ltd.(a)	4,705	7,481
Gibraltar Industries, Inc.(a)	3,646	228,969
Owens Corning	25,320	3,581,767
Resideo Technologies, Inc.(a)	45,294	1,955,795
Zurn Elkay Water Solutions Corp.	22,093	1,039,034

		10,762,624

Capital Markets — 3.3%
Acadian Asset Management, Inc.	7,672	369,484
BGC Group, Inc., Class A	7,246	68,547
Bullish(a)(b)	11,217	713,513
FactSet Research Systems, Inc.	2,489	713,074
Franklin Resources, Inc.	71,104	1,644,636
Houlihan Lokey, Inc., Class A	23,227	4,768,968
Interactive Brokers Group, Inc., Class A	33,694	2,318,484
Invesco Ltd.	8,550	196,137
Janus Henderson Group PLC	15,420	686,344
MarketAxess Holdings, Inc.	7,838	1,365,772
Miami International Holdings, Inc.(a)	4,100	165,066
Morningstar, Inc.	6,397	1,484,168
PJT Partners, Inc., Class A(b)	3,815	678,040
Robinhood Markets, Inc., Class A(a)	5,974	855,357
SEI Investments Co.	18,768	1,592,465
StepStone Group, Inc., Class A	2,859	186,721
Virtu Financial, Inc., Class A	51,817	1,839,503
XP, Inc., Class A	61,522	1,155,998

		20,802,277

Chemicals — 1.0%
Albemarle Corp.	4,845	392,833
Balchem Corp.	2,272	340,936
Celanese Corp., Class A	21,522	905,646
Element Solutions, Inc.	13,572	341,607
Huntsman Corp.	216,778	1,946,666
Mativ Holdings, Inc.	38,131	431,262
Mosaic Co. (The)	28,832	999,894
Olin Corp.	31,688	791,883

		6,150,727

Commercial Services & Supplies — 0.3%
ACV Auctions, Inc., Class A(a)	26,315	260,782

Security	Shares	Value

Commercial Services & Supplies (continued)
CoreCivic, Inc.(a)	37,803	$769,291
GEO Group, Inc. (The)(a)	20,498	420,004
MillerKnoll, Inc.	10,256	181,941
Montrose Environmental Group, Inc.(a)	4,295	117,941

		1,749,959

Communications Equipment — 2.2%
ADTRAN Holdings, Inc.(a)	6,172	57,893
Applied Optoelectronics, Inc.(a)(b)	13,730	356,019
Calix, Inc.(a)	58,702	3,602,542
Ciena Corp.(a)	22,706	3,307,583
CommScope Holding Co., Inc.(a)	30,493	472,032
Extreme Networks, Inc.(a)	24,345	502,724
F5, Inc.(a)	197	63,669
Harmonic, Inc.(a)	124,893	1,271,411
Lumentum Holdings, Inc.(a)	22,475	3,656,907
Viasat, Inc.(a)	21,628	633,700

		13,924,480

Construction & Engineering — 3.6%
AECOM	2,308	301,125
Comfort Systems U.S.A., Inc.	8,846	7,299,542
Construction Partners, Inc., Class A(a)	4,367	554,609
Dycom Industries, Inc.(a)	8,733	2,547,940
EMCOR Group, Inc.	1,672	1,086,031
Fluor Corp.(a)	19,936	838,707
MasTec, Inc.(a)	33,207	7,066,782
Primoris Services Corp.	11,038	1,515,849
Tutor Perini Corp.(a)	22,600	1,482,334

		22,692,919

Consumer Finance — 2.0%
Ally Financial, Inc.	44,389	1,740,049
Encore Capital Group, Inc.(a)	6,982	291,429
Enova International, Inc.(a)	27,948	3,216,535
EZCORP, Inc., Class A, NVS(a)	91,747	1,746,863
Figure Technology Solutions, Inc., Class A(a)(b)	6,266	227,894
OneMain Holdings, Inc.	44,589	2,517,495
Oportun Financial Corp.(a)	39,432	243,296
PRA Group, Inc.(a)	29,675	458,182
Regional Management Corp.	10,767	419,482
SoFi Technologies, Inc.(a)	49,386	1,304,778
Upstart Holdings, Inc.(a)(b)	12,188	619,150

		12,785,153

Consumer Staples Distribution & Retail — 2.3%
Albertsons Cos., Inc., Class A	56,161	983,379
BJ’s Wholesale Club Holdings, Inc.(a)	33,043	3,081,260
Maplebear, Inc.(a)	5,933	218,097
Performance Food Group Co.(a)(b)	50,785	5,283,671
Sprouts Farmers Market, Inc.(a)	33,488	3,643,494
United Natural Foods, Inc.(a)	37,754	1,420,306

		14,630,207

Containers & Packaging — 0.9%
Crown Holdings, Inc.	34,216	3,304,924
Greif, Inc., Class A, NVS	3,536	211,311
Packaging Corp. of America	10,086	2,198,042

		5,714,277

Distributors — 0.1%
A-Mark Precious Metals, Inc.	16,486	426,493
GigaCloud Technology, Inc., Class A(a)	12,164	345,457

		771,950

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2025	BlackRock Advantage SMID Cap Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 2.1%
Bright Horizons Family Solutions, Inc.(a)	24,636	$2,674,731
Coursera, Inc.(a)	121,689	1,424,978
Duolingo, Inc., Class A(a)	8,492	2,733,065
Frontdoor, Inc.(a)	10,558	710,448
Grand Canyon Education, Inc.(a)	6,281	1,378,805
H&R Block, Inc.	7,935	401,273
Laureate Education, Inc., Class A(a)	83,265	2,626,178
Perdoceo Education Corp.	5,507	207,394
Strategic Education, Inc.	2,379	204,618
Stride, Inc.(a)	4,765	709,699
Udemy, Inc.(a)	9,646	67,618
Universal Technical Institute, Inc.(a)	5,796	188,660

		13,327,467

Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	18,750	341,062
Essential Properties Realty Trust, Inc.	14,992	446,162

		787,224

Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.(a)	18,643	696,316
GCI Liberty, Inc., Class A(a)	238	8,938
Liberty Global Ltd., Class A(a)	16,786	192,368
Lumen Technologies, Inc.(a)	14,168	86,708

		984,330

Electric Utilities — 0.6%
NRG Energy, Inc.	7,726	1,251,226
Oklo, Inc., Class A(a)(b)	5,245	585,499
Portland General Electric Co.	41,696	1,834,624

		3,671,349

Electrical Equipment — 1.1%
Atkore, Inc.	759	47,620
Bloom Energy Corp., Class A(a)	28,655	2,423,353
NEXTracker, Inc., Class A(a)	23,003	1,701,992
NuScale Power Corp., Class A(a)(b)	12,146	437,256
Regal Rexnord Corp.	5,022	720,356
Sunrun, Inc.(a)	20,228	349,742
Vicor Corp.(a)	23,882	1,187,413

		6,867,732

Electronic Equipment, Instruments & Components — 2.7%
Badger Meter, Inc.	3,001	535,919
Cognex Corp.	35,578	1,611,683
Coherent Corp.(a)	24,059	2,591,635
Fabrinet(a)	4,646	1,694,024
Flex Ltd.(a)	86,238	4,999,217
Insight Enterprises, Inc.(a)	5,629	638,385
Littelfuse, Inc.	757	196,071
Methode Electronics, Inc.	51,682	390,199
nLight, Inc.(a)	7,705	228,299
Ouster, Inc.(a)	20,037	542,001
PC Connection, Inc.	6,106	378,511
Plexus Corp.(a)	2,063	298,495
TD SYNNEX Corp.	6,493	1,063,229
TTM Technologies, Inc.(a)	27,491	1,583,482
Vontier Corp.	1,505	63,165

		16,814,315

Energy Equipment & Services — 0.5%
Aris Water Solutions, Inc., Class A	2,776	68,456
Oceaneering International, Inc.(a)	43,213	1,070,818
TechnipFMC PLC	33,965	1,339,920
Transocean Ltd.(a)	216,667	676,001

		3,155,195

Security	Shares	Value

Entertainment — 0.6%
Lionsgate Studios Corp.(a)	34,731	$239,644
Playtika Holding Corp.	37,107	144,346
Roku, Inc., Class A(a)	33,819	3,386,297

		3,770,287

Financial Services — 1.7%
Affirm Holdings, Inc., Class A(a)	39,306	2,872,483
Essent Group Ltd.	12,929	821,767
Mr. Cooper Group, Inc.	3,341	704,249
NMI Holdings, Inc., Class A(a)	51,393	1,970,408
Pagseguro Digital Ltd., Class A	110,582	1,105,820
Remitly Global, Inc.(a)	129,112	2,104,526
Toast, Inc., Class A(a)	25,148	918,153
Velocity Financial, Inc.(a)	16,570	300,580

		10,797,986

Food Products — 0.1%
Cal-Maine Foods, Inc.	4,778	449,610
Darling Ingredients, Inc.(a)	2,675	82,577
Smithfield Foods, Inc.	2,921	68,585

		600,772

Gas Utilities — 0.9%
National Fuel Gas Co.	4,608	425,641
New Jersey Resources Corp.	90,474	4,356,323
Southwest Gas Holdings, Inc.	14,267	1,117,677

		5,899,641

Ground Transportation — 0.5%
Covenant Logistics Group, Inc., Class A	15,906	344,524
Knight-Swift Transportation Holdings, Inc.	3,078	121,612
Lyft, Inc., Class A(a)	108,873	2,396,295
RXO, Inc.(a)	28,796	442,882
U-Haul Holding Co., NVS	1,399	71,209

		3,376,522

Health Care Equipment & Supplies — 0.9%
Accuray, Inc.(a)(b)	28,286	47,238
DENTSPLY SIRONA, Inc.	41,261	523,602
Haemonetics Corp.(a)	4,354	212,214
Inmode Ltd.(a)	24,755	368,850
Inogen, Inc.(a)	6	49
Inspire Medical Systems, Inc.(a)	1,806	134,005
iRadimed Corp.	5,384	383,125
iRhythm Technologies, Inc.(a)	6,593	1,133,930
LivaNova PLC(a)	2,949	154,469
NeuroPace, Inc.(a)	25,043	258,193
Novocure Ltd.(a)	101,897	1,316,509
Omnicell, Inc.(a)	11,106	338,178
Tandem Diabetes Care, Inc.(a)(b)	20,486	248,700
TransMedics Group, Inc.(a)	4,625	518,925

		5,637,987

Health Care Providers & Services — 3.1%
Alignment Healthcare, Inc.(a)	67,207	1,172,762
BrightSpring Health Services, Inc.(a)	4,128	122,024
Castle Biosciences, Inc.(a)	10,767	245,165
Clover Health Investments Corp., Class A(a)(b)	14,919	45,652
CorVel Corp.(a)	3,920	303,486
Cross Country Healthcare, Inc.(a)	2,853	40,513
Encompass Health Corp.	31,660	4,021,453
Ensign Group, Inc. (The)	4,926	851,065
GeneDx Holdings Corp., Class A(a)	515	55,486
Guardant Health, Inc.(a)	27,102	1,693,333
HealthEquity, Inc.(a)	8,183	775,503
Hims & Hers Health, Inc., Class A(a)	16,129	914,837

6	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BlackRock Advantage SMID Cap Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Hinge Health, Inc., Class A(a)	4,692	$230,283
LifeStance Health Group, Inc.(a)	126,101	693,556
Privia Health Group, Inc.(a)	53,327	1,327,842
Progyny, Inc.(a)	103,132	2,219,401
Select Medical Holdings Corp.	108,779	1,396,722
Tenet Healthcare Corp.(a)	6,942	1,409,504
Universal Health Services, Inc., Class B	6,018	1,230,320
Viemed Healthcare, Inc.(a)	52,708	357,887

		19,106,794

Health Care REITs — 0.3%
Omega Healthcare Investors, Inc.	46,052	1,944,315

Health Care Technology — 0.7%
Doximity, Inc., Class A(a)	33,073	2,419,290
Health Catalyst, Inc.(a)	27,539	78,486
Phreesia, Inc.(a)	36,502	858,527
Schrodinger, Inc.(a)	37,997	762,220

		4,118,523

Hotel & Resort REITs — 0.2%
Chatham Lodging Trust	5,184	34,785
DiamondRock Hospitality Co.	71,973	572,905
RLJ Lodging Trust	62,436	449,539

		1,057,229

Hotels, Restaurants & Leisure — 1.8%
Black Rock Coffee Bar, Inc., Class A(a)	7,134	170,217
Boyd Gaming Corp.	1,230	106,333
Brinker International, Inc.(a)	8,708	1,103,129
Caesars Entertainment, Inc.(a)	43,446	1,174,128
Dutch Bros, Inc., Class A(a)	36,881	1,930,351
Life Time Group Holdings, Inc.(a)	48,853	1,348,343
Lindblad Expeditions Holdings, Inc.(a)	16,997	217,562
Monarch Casino & Resort, Inc.	1,699	179,822
Norwegian Cruise Line Holdings Ltd.(a)	61,717	1,520,090
Planet Fitness, Inc., Class A(a)	3,682	382,192
Rush Street Interactive, Inc., Class A(a)	59,164	1,211,679
Shake Shack, Inc., Class A(a)	4,095	383,333
Sharplink Gaming, Inc.(a)	6,577	111,875
Texas Roadhouse, Inc.	6,434	1,069,009
Wingstop, Inc.	151	38,004

		10,946,067

Household Durables — 1.3%
Century Communities, Inc.	9,505	602,332
Champion Homes, Inc.(a)	3,222	246,064
Leggett & Platt, Inc.	21,468	190,636
M/I Homes, Inc.(a)	13,978	2,018,982
Newell Brands, Inc.	352,401	1,846,581
Sonos, Inc.(a)	13,415	211,957
Toll Brothers, Inc.	19,729	2,725,364

		7,841,916

Household Products — 0.1%
Central Garden & Pet Co., Class A, NVS(a)	25,023	738,929

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	8,440	111,070

Industrial Conglomerates — 0.1%
Brookfield Business Corp., Class A	17,236	577,923

Industrial REITs — 0.9%
Americold Realty Trust, Inc.	64,653	791,353

Security	Shares	Value

Industrial REITs (continued)
EastGroup Properties, Inc.	596	$100,879
First Industrial Realty Trust, Inc.	97,714	5,029,339

		5,921,571

Insurance — 3.0%
Accelerant Holdings, Class A(a)	21,418	318,914
AMERISAFE, Inc.	30,444	1,334,665
Assurant, Inc.	1,323	286,562
Donegal Group, Inc., Class A	12,419	240,804
eHealth, Inc.(a)	13,777	59,379
Fidelis Insurance Holdings Ltd.	6,020	109,263
First American Financial Corp.	8,787	564,477
Genworth Financial, Inc., Class A(a)	6,451	57,414
Globe Life, Inc.	6,245	892,848
Hanover Insurance Group, Inc. (The)	12,743	2,314,511
Mercury General Corp.	3,714	314,873
NI Holdings, Inc.(a)	16,966	230,059
Oscar Health, Inc., Class A(a)(b)	32,413	613,578
Palomar Holdings, Inc.(a)	13,273	1,549,623
Reinsurance Group of America, Inc.	34,128	6,557,012
Stewart Information Services Corp.	24,011	1,760,486
Tiptree, Inc.	1,028	19,707
Universal Insurance Holdings, Inc.	6,016	158,221
Unum Group	20,235	1,573,878

		18,956,274

Interactive Media & Services — 0.6%
EverQuote, Inc., Class A(a)	33,267	760,816
Grindr, Inc.(a)(b)	49,460	742,889
MediaAlpha, Inc., Class A(a)	13,732	156,270
QuinStreet, Inc.(a)	44,301	685,337
Shutterstock, Inc.	17,057	355,638
Taboola.com Ltd.(a)(b)	91,399	311,671
Teads Holding Co.(a)	8,049	13,281
ZipRecruiter, Inc., Class A(a)	147,113	620,817

		3,646,719

IT Services — 0.9%
Amdocs Ltd.	15,795	1,295,980
Applied Digital Corp.(a)(b)	5,236	120,114
DigitalOcean Holdings, Inc.(a)	2,650	90,524
DXC Technology Co.(a)	40,017	545,432
EPAM Systems, Inc.(a)	11,655	1,757,457
Globant SA(a)	18,946	1,087,122
Kyndryl Holdings, Inc.(a)	21,112	633,993

		5,530,622

Leisure Products — 0.7%
Hasbro, Inc.	43,076	3,267,315
Mattel, Inc.(a)	21,698	365,177
Peloton Interactive, Inc., Class A(a)	74,686	672,174

		4,304,666

Life Sciences Tools & Services — 0.5%
Avantor, Inc.(a)	14,338	178,938
Azenta, Inc.(a)	15,080	433,098
Bio-Techne Corp.	6,304	350,692
Charles River Laboratories International, Inc.(a)	3,009	470,788
Fortrea Holdings, Inc.(a)	4,693	39,515
Medpace Holdings, Inc.(a)	828	425,725
Personalis, Inc.(a)(b)	33,472	218,237
QIAGEN NV	7,409	331,034
Tempus AI, Inc., Class A(a)(b)	11,751	948,423

		3,396,450

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2025	BlackRock Advantage SMID Cap Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 3.6%
Aebi Schmidt Holding AG	21,205	$264,426
Atmus Filtration Technologies, Inc.	33,487	1,509,929
Chart Industries, Inc.(a)	1,881	376,482
Crane Co.	3,127	575,806
Donaldson Co., Inc.	7,859	643,259
ESCO Technologies, Inc.	2,756	581,819
Federal Signal Corp.	3,517	418,488
Flowserve Corp.	83,992	4,463,335
Franklin Electric Co., Inc.	8,984	855,277
Greenbrier Cos., Inc. (The)	8,775	405,142
ITT, Inc.	9,863	1,763,110
Mueller Industries, Inc.	34,822	3,520,852
Pentair PLC	38,715	4,288,073
SPX Technologies, Inc.(a)	6,711	1,253,481
Stanley Black & Decker, Inc.	4,060	301,780
Worthington Enterprises, Inc.	18,646	1,034,666

		22,255,925

Marine Transportation — 0.0%
Matson, Inc.	2,397	236,320

Media — 1.1%
DoubleVerify Holdings, Inc.(a)	35,312	423,038
EchoStar Corp., Class A(a)	4,773	364,466
Interpublic Group of Cos., Inc. (The)	32,028	893,901
Magnite, Inc.(a)	20,070	437,125
New York Times Co. (The), Class A	32,507	1,865,902
News Corp., Class A, NVS	54,347	1,668,996
News Corp., Class B	20,203	698,014
NIQ Global Intelligence PLC(a)	20,517	322,117
Thryv Holdings, Inc.(a)	15,822	190,813

		6,864,372

Metals & Mining — 2.9%
Alcoa Corp.	6,313	207,635
Alpha Metallurgical Resources, Inc.(a)	6,682	1,096,449
Carpenter Technology Corp.	11,118	2,729,914
Century Aluminum Co.(a)	48,869	1,434,794
Cleveland-Cliffs, Inc.(a)	136,988	1,671,254
Coeur Mining, Inc.(a)	81,787	1,534,324
Compass Minerals International, Inc.(a)	9,730	186,816
Constellium SE, Class A(a)	68,447	1,018,491
Elevra Lithium Ltd., ADR(a)(b)	2,000	48,020
Kaiser Aluminum Corp.	9,076	700,304
Materion Corp.	4,076	492,422
MP Materials Corp., Class A(a)	14,263	956,619
Olympic Steel, Inc.	17,247	525,171
Ramaco Resources, Inc., Class A	14,555	483,081
Ramaco Resources, Inc., Class B	111	1,870
Reliance, Inc.	11,094	3,115,528
Royal Gold, Inc.	8,522	1,709,343
SunCoke Energy, Inc.	30,245	246,799

		18,158,834

Multi-Utilities — 0.6%
Avista Corp.	77,613	2,934,548
Northwestern Energy Group, Inc.	18,274	1,071,039

		4,005,587

Office REITs — 0.0%
COPT Defense Properties	3,427	99,589

Oil, Gas & Consumable Fuels — 2.2%
Antero Resources Corp.(a)	70,125	2,353,395
California Resources Corp.	27,077	1,439,955
Centrus Energy Corp., Class A(a)(b)	354	109,765

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chord Energy Corp.	18,775	$1,865,672
Civitas Resources, Inc.	16,871	548,307
Clean Energy Fuels Corp.(a)	63,090	162,772
EQT Corp.	14,230	774,539
HF Sinclair Corp.	16,781	878,318
Ovintiv, Inc.	30,537	1,233,084
Par Pacific Holdings, Inc.(a)	2,659	94,182
PBF Energy, Inc., Class A	4,052	122,249
Scorpio Tankers, Inc.	15,889	890,578
SM Energy Co.	116,151	2,900,290
Uranium Energy Corp.(a)	16,088	214,614

		13,587,720

Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	10,365	515,970
Joby Aviation, Inc., Class A(a)	20,622	332,839
SkyWest, Inc.(a)	16,729	1,683,272

		2,532,081

Personal Care Products — 0.2%
BellRing Brands, Inc.(a)	40,756	1,481,481

Pharmaceuticals — 1.4%
Amneal Pharmaceuticals, Inc., Class A(a)	129,108	1,292,371
Amylyx Pharmaceuticals, Inc.(a)	5,023	68,262
Atea Pharmaceuticals, Inc.(a)	20,922	60,674
Axsome Therapeutics, Inc.(a)	3,084	374,552
Corcept Therapeutics, Inc.(a)	20,853	1,733,093
Harmony Biosciences Holdings, Inc.(a)	13,940	384,186
Jazz Pharmaceuticals PLC(a)	12,882	1,697,848
Nektar Therapeutics(a)	8,064	458,842
Pacira BioSciences, Inc.(a)	5,802	149,517
Phibro Animal Health Corp., Class A	4,393	177,741
Supernus Pharmaceuticals, Inc.(a)	7,179	343,084
Tarsus Pharmaceuticals, Inc.(a)	10,664	633,761
Theravance Biopharma, Inc.(a)	4,175	60,955
Trevi Therapeutics, Inc.(a)	77,733	711,257
Viatris, Inc.	36,543	361,776

		8,507,919

Professional Services — 3.4%
CACI International, Inc., Class A(a)	5,202	2,594,654
ExlService Holdings, Inc.(a)	152,137	6,698,592
Genpact Ltd.	68,485	2,868,837
IBEX Holdings Ltd.(a)	18,301	741,556
ICF International, Inc.	8,247	765,322
KBR, Inc.	37,905	1,792,527
Korn Ferry	3,529	246,959
Legalzoom.com, Inc.(a)	58,094	603,016
ManpowerGroup, Inc.	25,737	975,432
Maximus, Inc.	3,772	344,648
Planet Labs PBC, Class A(a)	34,580	448,848
Robert Half, Inc.	16,443	558,733
TriNet Group, Inc.	5,209	348,430
Upwork, Inc.(a)	71,912	1,335,406
Willdan Group, Inc.(a)	8,395	811,713

		21,134,673

Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc.(a)	80,306	850,440
Compass, Inc., Class A(a)	62,366	500,799
Kennedy-Wilson Holdings, Inc.	22,926	190,744
Marcus & Millichap, Inc.	7,806	229,106
Newmark Group, Inc., Class A	10,747	200,432

8	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BlackRock Advantage SMID Cap Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Zillow Group, Inc., Class A(a)	4,477	$333,268
Zillow Group, Inc., Class C, NVS(a)	11,359	875,211

		3,180,000

Residential REITs — 0.3%
Camden Property Trust	12,646	1,350,340
Clipper Realty, Inc.	18	68
Veris Residential, Inc.	17,385	264,252

		1,614,660

Retail REITs — 3.1%
Agree Realty Corp.	48,780	3,465,331
FrontView REIT, Inc.	8,746	119,908
Kimco Realty Corp.	353,681	7,727,930
NNN REIT, Inc.	109,553	4,663,671
Regency Centers Corp.	33,357	2,431,725
Tanger, Inc.	2,796	94,617
Urban Edge Properties	49,385	1,010,911

		19,514,093

Semiconductors & Semiconductor Equipment — 2.7%
Ambarella, Inc.(a)	15,221	1,256,037
Astera Labs, Inc.(a)	13,576	2,658,181
Credo Technology Group Holding Ltd.(a)	24,334	3,543,274
Impinj, Inc.(a)	5,052	913,149
Lattice Semiconductor Corp.(a)	2,644	193,858
MaxLinear, Inc.(a)	24,867	399,861
Onto Innovation, Inc.(a)	2,030	262,317
Qorvo, Inc.(a)	12,322	1,122,288
Rambus, Inc.(a)	19,138	1,994,180
Rigetti Computing, Inc.(a)(b)	14,200	423,018
Silicon Laboratories, Inc.(a)	5,042	661,157
SiTime Corp.(a)	6,237	1,879,270
Synaptics, Inc.(a)	25,051	1,711,985

		17,018,575

Software — 5.6%
8x8, Inc.(a)	80,071	169,751
ACI Worldwide, Inc.(a)	33,590	1,772,544
Alarm.com Holdings, Inc.(a)	41,603	2,208,287
Amplitude, Inc., Class A(a)	65,515	702,321
Appian Corp., Class A(a)	8,239	251,866
Asana, Inc., Class A(a)	26,969	360,306
Aurora Innovation, Inc., Class A(a)	151,657	817,431
Box, Inc., Class A(a)	30,523	984,977
Braze, Inc., Class A(a)	3,983	113,277
C3.ai, Inc., Class A(a)	9,388	162,788
Cipher Mining, Inc.(a)	4,416	55,597
Cleanspark, Inc.(a)	30,008	435,116
Clearwater Analytics Holdings, Inc., Class A(a)	55,827	1,006,003
Confluent, Inc., Class A(a)	136,986	2,712,323
Dolby Laboratories, Inc., Class A	4,901	354,685
D-Wave Quantum, Inc.(a)(b)	16,802	415,177
Dynatrace, Inc.(a)	27,321	1,323,702
Elastic NV(a)	42,418	3,583,897
Five9, Inc.(a)	18,371	444,578
Freshworks, Inc., Class A(a)	39,139	460,666
Gitlab, Inc., Class A(a)(b)	17,397	784,257
Guidewire Software, Inc.(a)	17,746	4,079,096
InterDigital, Inc.	788	272,041
JFrog Ltd.(a)	6,451	305,326
LiveRamp Holdings, Inc.(a)	33,235	901,998
Manhattan Associates, Inc.(a)	2,654	544,017
Netskope, Inc., Class A(a)	16,001	363,703
Nutanix, Inc., Class A(a)	26,307	1,956,978

Security	Shares	Value

Software (continued)
Ooma, Inc.(a)	42,994	$515,498
Porch Group, Inc.(a)	8,473	142,177
PROS Holdings, Inc.(a)	12,017	275,309
Qualys, Inc.(a)	12,525	1,657,433
RingCentral, Inc., Class A(a)	26,436	749,196
Rubrik, Inc., Class A(a)	9,918	815,756
SEMrush Holdings, Inc., Class A(a)	20,758	146,967
SentinelOne, Inc., Class A(a)	9,409	165,692
Tenable Holdings, Inc.(a)	34,338	1,001,296
Terawulf, Inc.(a)	13,199	150,733
Unity Software, Inc.(a)	11,121	445,285
Verint Systems, Inc.(a)	9,611	194,623
Via Transportation, Inc., Class A(a)	4,489	215,831
Workiva, Inc., Class A(a)	2,440	210,035
Zeta Global Holdings Corp., Class A(a)	54,306	1,079,060

		35,307,599

Specialized REITs — 1.4%
CubeSmart	174,883	7,110,743
EPR Properties	9,003	522,264
Four Corners Property Trust, Inc.	11,937	291,263
Gaming & Leisure Properties, Inc.	17,470	814,276

		8,738,546

Specialty Retail — 3.2%
Abercrombie & Fitch Co., Class A(a)	2,472	211,479
Asbury Automotive Group, Inc.(a)	242	59,157
AutoNation, Inc.(a)	1,223	267,556
Bath & Body Works, Inc.	38,100	981,456
Boot Barn Holdings, Inc.(a)	4,569	757,175
Camping World Holdings, Inc., Class A	20,992	331,464
CarMax, Inc.(a)	22,318	1,001,409
Carvana Co., Class A(a)	3,489	1,316,190
Chewy, Inc., Class A(a)	10,266	415,260
Five Below, Inc.(a)	6,684	1,034,015
Floor & Decor Holdings, Inc., Class A(a)(b)	4,395	323,911
Gap, Inc. (The)	47,184	1,009,266
Group 1 Automotive, Inc.	4,606	2,015,171
Lithia Motors, Inc., Class A	9,289	2,935,324
Penske Automotive Group, Inc.	11,463	1,993,530
Petco Health & Wellness Co., Inc.(a)	31,036	120,109
RealReal, Inc. (The)(a)	14,178	150,712
Revolve Group, Inc., Class A(a)	8,634	183,904
RH(a)	2,691	546,703
Sonic Automotive, Inc., Class A	1,412	107,439
Urban Outfitters, Inc.(a)	15,411	1,100,808
Victoria’s Secret & Co.(a)	12,626	342,670
Warby Parker, Inc., Class A(a)	28,427	784,017
Wayfair, Inc., Class A(a)(b)	13,878	1,239,722
Zumiez, Inc.(a)	26,766	524,881

		19,753,328

Technology Hardware, Storage & Peripherals — 1.1%
IonQ, Inc.(a)(b)	25,864	1,590,636
Pure Storage, Inc., Class A(a)	48,631	4,075,764
Sandisk Corp.(a)	10,897	1,222,643

		6,889,043

Textiles, Apparel & Luxury Goods — 1.0%
Amer Sports, Inc.(a)	2,661	92,470
Capri Holdings Ltd.(a)	4,643	92,489
G-III Apparel Group Ltd.(a)	26,438	703,515
Levi Strauss & Co., Class A	9,991	232,790
Ralph Lauren Corp., Class A	9,790	3,069,753

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2025	BlackRock Advantage SMID Cap Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc.	8,615	$975,390
VF Corp.	61,189	882,957

		6,049,364

Trading Companies & Distributors — 1.5%
Air Lease Corp., Class A	42,623	2,712,954
BlueLinx Holdings, Inc.(a)	3,775	275,877
Boise Cascade Co.	24,876	1,923,412
DNOW, Inc.(a)	79,708	1,215,547
FTAI Aviation Ltd.	10,017	1,671,437
GATX Corp.	629	109,949
Global Industrial Co.	1,733	63,549
Herc Holdings, Inc.	2,281	266,102
McGrath RentCorp.	2,201	258,177
QXO, Inc.(a)	21,471	409,237
Watsco, Inc.	942	380,851
Xometry, Inc., Class A(a)	3,551	193,423

		9,480,515

Water Utilities — 0.1%
H2O America	13,324	648,879

Total Common Stocks — 97.1% (Cost: $542,784,235)		608,309,617

Rights

Biotechnology — 0.0%
Blueprint Medicines Corp., CVR(a)(c)	8,512	8,257
Poseida Therapeutics, Inc., CVR(a)(c)	4,680	6,786

		15,043

Consumer Staples Distribution & Retail — 0.0%
Akouos, Inc., CVR(a)(c)	2,192	—
Walgreens Boots Alliance, Inc., CVR(a)(c)	37,514	19,882

		19,882

Total Rights — 0.0% (Cost: $ —)		34,925

Total Long-Term Investments — 97.1% (Cost: $542,784,235)		608,344,542

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(d)(e)(f)	9,812,992	$9,817,899
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(d)(e)	7,542,398	7,542,398

Total Short-Term Securities — 2.8% (Cost: $17,359,472)		17,360,297

Total Investments — 99.9% (Cost: $560,143,707)		625,704,839

Other Assets Less Liabilities — 0.1%		431,618

Net Assets — 100.0%		$626,136,457

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,061,431	$4,757,376	(a)	$—	$(1,566)	$658	$9,817,899	9,812,992	$135,255	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,391,091	4,151,307	(a)	—	—	—	7,542,398	7,542,398	99,429		—

					$(1,566)	$658	$17,360,297		$234,684		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

10	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) September 30, 2025	BlackRock Advantage SMID Cap Fund, Inc.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	137	12/19/25	$16,820	$130,510

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$130,510	$—	$—	$—	$130,510

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,205,465	$—	$—	$—	$1,205,465

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$194,599	$—	$—	$—	$194,599

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,040,128

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2025	BlackRock Advantage SMID Cap Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$608,309,617	$—	$—	$608,309,617
Rights	—	—	34,925	34,925
Short-Term Securities
Money Market Funds	17,360,297	—	—	17,360,297

	$625,669,914	$—	$34,925	$625,704,839

Derivative Financial Instruments(a)
Assets
Equity Contracts	$130,510	$—	$—	$130,510

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

12	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Assets and Liabilities (unaudited)

September 30, 2025

BlackRock Advantage SMID Cap Fund, Inc.

ASSETS
Investments, at value — unaffiliated(a)(b)	$608,344,542
Investments, at value — affiliated(c)	17,360,297
Cash	17,960
Cash pledged:
Futures contracts	624,000
Receivables:
Investments sold	2,167,581
Securities lending income — affiliated	4,301
Capital shares sold	9,374,860
Dividends — unaffiliated	412,342
Dividends — affiliated	22,650
From the Manager	21,129
Variation margin on futures contracts	38,170
Prepaid expenses	48,169

Total assets	638,436,001

LIABILITIES
Collateral on securities loaned	9,819,703
Payables:
Investments purchased	1,648,179
Administration fees	18,747
Capital shares redeemed	445,885
Investment advisory fees	143,210
Directors’ and Officer’s fees	1,384
Other accrued expenses	168,328
Professional fees	4,770
Service and distribution fees	49,338

Total liabilities	12,299,544

Commitments and contingent liabilities

NET ASSETS	$626,136,457

NET ASSETS CONSIST OF:
Paid-in capital	$548,621,642
Accumulated earnings	77,514,815

NET ASSETS	$626,136,457

(a) Investments, at cost — unaffiliated	$542,784,235
(b) Securities loaned, at value	$9,466,139
(c) Investments, at cost — affiliated	$17,359,472

S T A T E M E N T OF A S S E T S A N D L I A B I L I T I E S	13

Statement of Assets and Liabilities (unaudited) (continued)

September 30, 2025

BlackRock Advantage SMID Cap Fund, Inc.

NET ASSET VALUE

Institutional
Net assets	$223,003,558

Shares outstanding	7,135,075

Net asset value	$31.25

Shares authorized	100 million

Par value	$0.10

Investor A
Net assets	$183,415,947

Shares outstanding	6,331,310

Net asset value	$28.97

Shares authorized	100 million

Par value	$0.10

Investor C
Net assets	$11,160,502

Shares outstanding	945,153

Net asset value	$11.81

Shares authorized	100 million

Par value	$0.10

Class K
Net assets	$191,492,972

Shares outstanding	6,129,063

Net asset value	$31.24

Shares authorized	2 billion

Par value	$0.10

Class R
Net assets	$17,063,478

Shares outstanding	1,078,682

Net asset value	$15.82

Shares authorized	100 million

Par value	$0.10

See notes to financial statements.

14	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Operations (unaudited)

Six Months Ended September 30, 2025

BlackRock Advantage SMID Cap Fund, Inc.

INVESTMENT INCOME
Dividends — unaffiliated	$3,167,431
Dividends — affiliated	99,429
Securities lending income — affiliated — net	135,255
Foreign taxes withheld	(403)

Total investment income	3,401,712

EXPENSES
Investment advisory	1,161,267
Service and distribution — class specific	275,426
Transfer agent — class specific	185,480
Administration	98,621
Professional	51,195
Administration — class specific	46,455
Registration	44,881
Accounting services	31,059
Custodian	28,316
Printing and postage	19,578
Directors and Officer	3,972
Miscellaneous	15,258

Total expenses	1,961,508

Less:
Administration fees waived by the Manager — class specific	(46,455)
Fees waived and/or reimbursed by the Manager	(455,404)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(110,911)

Total expenses after fees waived and/or reimbursed	1,348,738

Net investment income	2,052,974

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	10,131,595
Investments — affiliated	(1,566)
Futures contracts	1,205,465

11,335,494

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	60,851,996
Investments — affiliated	658
Futures contracts	194,599
Foreign currency translations	17

61,047,270

Net realized and unrealized gain	72,382,764

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$74,435,738

See notes to financial statements.

S T A T E M E N T O F O P E R A T I O N S	15

Statements of Changes in Net Assets

	BlackRock Advantage SMID Cap Fund, Inc.
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,052,974	$3,359,866
Net realized gain	11,335,494	35,771,398
Net change in unrealized appreciation (depreciation)	61,047,270	(53,966,515)

Net increase (decrease) in net assets resulting from operations	74,435,738	(14,835,251)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,832,339)	(1,499,861)
Investor A	(4,911,039)	(2,432,443)
Investor C	(563,699)	(111,621)
Class K	(4,534,714)	(2,012,256)
Class R	(336,519)	(130,428)

Decrease in net assets resulting from distributions to shareholders	(13,178,310)	(6,186,609)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	149,035,861	14,280,161

NET ASSETS
Total increase (decrease) in net assets	210,293,289	(6,741,699)
Beginning of period	415,843,168	422,584,867

End of period	$626,136,457	$415,843,168

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

16	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage SMID Cap Fund, Inc.

	Institutional
	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21

Net asset value, beginning of period	$27.36		$28.66	$23.51	$25.77	$36.31	$24.09

Net investment income(a)	0.14		0.26	0.26	0.26	0.23	0.33
Net realized and unrealized gain (loss)	4.54		(1.15)	5.14	(2.29)	0.38	13.54

Net increase (decrease) from investment operations	4.68		(0.89)	5.40	(2.03)	0.61	13.87

Distributions(b)
From net investment income	(0.00	)(c)	(0.23)	(0.25)	(0.23)	(0.41)	(0.28)
From net realized gain	(0.79)		(0.18)	—	—	(10.74)	(1.37)

Total distributions	(0.79)		(0.41)	(0.25)	(0.23)	(11.15)	(1.65)

Net asset value, end of period	$31.25		$27.36	$28.66	$23.51	$25.77	$36.31

Total Return(d)
Based on net asset value	17.30	%(e)	(3.26)%	23.15%	(7.86)%	1.46%	58.11%

Ratios to Average Net Assets(f)
Total expenses	0.76	%(g)	0.77%	0.79%	0.79%	0.79%	0.86	%(h)

Total expenses after fees waived and/or reimbursed	0.48	%(g)	0.48%	0.48%	0.48%	0.48%	0.48	%(h)

Net investment income	0.98	%(g)	0.88%	1.04%	1.11%	0.82%	1.03	%(h)

Supplemental Data
Net assets, end of period (000)	$223,004		$95,753	$97,832	$78,727	$91,738	$103,266

Portfolio turnover rate	56%		115%	120%	125%	145%	208	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

From April 1, 2020 through February 28, 2021, the Fund invested in the Master Advantage SMID Cap LLC (the “Master LLC”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master LLC. Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.11%.

(i)	Portfolio turnover rate includes transactions from the Master LLC prior to March 1, 2021.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	17

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage SMID Cap Fund, Inc. (continued)

	Investor A
	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21

Net asset value, beginning of period	$25.43		$26.68	$21.91	$24.05	$34.61	$23.02

Net investment income(a)	0.10		0.17	0.19	0.19	0.15	0.24
Net realized and unrealized gain (loss)	4.21		(1.06)	4.78	(2.14)	0.37	12.93

Net increase (decrease) from investment operations	4.31		(0.89)	4.97	(1.95)	0.52	13.17

Distributions(b)
From net investment income	—		(0.18)	(0.20)	(0.19)	(0.34)	(0.21)
From net realized gain	(0.77)		(0.18)	—	—	(10.74)	(1.37)

Total distributions	(0.77)		(0.36)	(0.20)	(0.19)	(11.08)	(1.58)

Net asset value, end of period	$28.97		$25.43	$26.68	$21.91	$24.05	$34.61

Total Return(c)
Based on net asset value	17.16	%(d)	(3.49)%	22.85%	(8.10)%	1.20%	57.69%

Ratios to Average Net Assets(e)
Total expenses	1.01	%(f)	1.03%	1.05%	1.05%	1.04%	1.10	%(g)

Total expenses after fees waived and/or reimbursed	0.73	%(f)	0.73%	0.73%	0.73%	0.73%	0.73	%(g)

Net investment income	0.73	%(f)	0.63%	0.81%	0.86%	0.57%	0.78	%(g)

Supplemental Data
Net assets, end of period (000)	$183,416		$166,743	$194,651	$181,709	$224,871	$259,637

Portfolio turnover rate	56%		115%	120%	125%	145%	208	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From April 1, 2020 through February 28, 2021, the Fund invested in the Master LLC as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master LLC. Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.11%.

(h)	Portfolio turnover rate includes transactions from the Master LLC prior to March 1, 2021.

See notes to financial statements.

18	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage SMID Cap Fund, Inc. (continued)

	Investor C
	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21

Net asset value, beginning of period	$10.82		$11.62	$9.70	$10.81	$21.55	$14.52

Net investment income (loss)(a)	(0.00	)(b)	(0.01)	0.00 (c)	0.01	(0.02)	0.02
Net realized and unrealized gain (loss)	1.77		(0.44)	2.10	(0.96)	0.29	8.11

Net increase (decrease) from investment operations	1.77		(0.45)	2.10	(0.95)	0.27	8.13

Distributions(d)
From net investment income	—		(0.17)	(0.18)	(0.16)	(0.27)	—
From net realized gain	(0.78)		(0.18)	—	—	(10.74)	(1.10)

Total distributions	(0.78)		(0.35)	(0.18)	(0.16)	(11.01)	(1.10)

Net asset value, end of period	$11.81		$10.82	$11.62	$9.70	$10.81	$21.55

Total Return(e)
Based on net asset value	16.78	%(f)	(4.23)%	21.91%	(8.78)%	0.42%	56.51%

Ratios to Average Net Assets(g)
Total expenses	1.91	%(h)	1.89%	1.96%	1.90%	1.92%	1.92	%(i)

Total expenses after fees waived and/or reimbursed	1.48	%(h)	1.48%	1.48%	1.48%	1.48%	1.48	%(i)

Net investment income (loss)	(0.01	)%(h)	(0.11)%	0.05%	0.11%	(0.17)%	0.13	%(i)

Supplemental Data
Net assets, end of period (000)	$11,161		$8,017	$3,056	$2,710	$3,866	$4,322

Portfolio turnover rate	56%		115%	120%	125%	145%	208	%(j)

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Amount is less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)

From April 1, 2020 through February 28, 2021, the Fund invested in the Master LLC as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master LLC. Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.11%.

(j)	Portfolio turnover rate includes transactions from the Master LLC prior to March 1, 2021.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage SMID Cap Fund, Inc. (continued)

	Class K
	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21

Net asset value, beginning of period	$27.35		$28.64	$23.49	$25.75	$36.29	$24.08

Net investment income(a)	0.15		0.27	0.27	0.27	0.25	0.34
Net realized and unrealized gain (loss)	4.54		(1.14)	5.14	(2.29)	0.38	13.54

Net increase (decrease) from investment operations	4.69		(0.87)	5.41	(2.02)	0.63	13.88

Distributions(b)
From net investment income	(0.01)		(0.24)	(0.26)	(0.24)	(0.43)	(0.30)
From net realized gain	(0.79)		(0.18)	—	—	(10.74)	(1.37)

Total distributions	(0.80)		(0.42)	(0.26)	(0.24)	(11.17)	(1.67)

Net asset value, end of period	$31.24		$27.35	$28.64	$23.49	$25.75	$36.29

Total Return(c)
Based on net asset value	17.32	%(d)	(3.20)%	23.23%	(7.83)%	1.51%	58.16%

Ratios to Average Net Assets(e)
Total expenses	0.65	%(f)	0.67%	0.67%	0.67%	0.67%	0.76	%(g)

Total expenses after fees waived and/or reimbursed	0.43	%(f)	0.43%	0.43%	0.43%	0.43%	0.43	%(g)

Net investment income	1.04	%(f)	0.93%	1.11%	1.14%	0.94%	1.08	%(g)

Supplemental Data
Net assets, end of period (000)	$191,493		$139,472	$122,457	$76,595	$59,019	$2,372

Portfolio turnover rate	56%		115%	120%	125%	145%	208	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From April 1, 2020 through February 28, 2021, the Fund invested in the Master LLC as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master LLC. Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.11%.

(h)	Portfolio turnover rate includes transactions from the Master LLC prior to March 1, 2021.

See notes to financial statements.

20	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage SMID Cap Fund, Inc. (continued)

	Class R
	Six Months Ended 09/30/25 (unaudited)		Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21

Net asset value, beginning of period	$14.22		$15.11	$12.52	$13.87	$24.56	$16.66

Net investment income(a)	0.04		0.06	0.07	0.08	0.05	0.12
Net realized and unrealized gain (loss)	2.34		(0.59)	2.72	(1.24)	0.32	9.31

Net increase (decrease) from investment operations	2.38		(0.53)	2.79	(1.16)	0.37	9.43

Distributions(b)
From net investment income	—		(0.18)	(0.20)	(0.19)	(0.32)	(0.16)
From net realized gain	(0.78)		(0.18)	—	—	(10.74)	(1.37)

Total distributions	(0.78)		(0.36)	(0.20)	(0.19)	(11.06)	(1.53)

Net asset value, end of period	$15.82		$14.22	$15.11	$12.52	$13.87	$24.56

Total Return(c)
Based on net asset value	17.05	%(d)	(3.76)%	22.55%	(8.37)%	1.01%	57.23%

Ratios to Average Net Assets(e)
Total expenses	1.38	%(f)	1.39%	1.42%	1.44%	1.43%	1.40	%(g)

Total expenses after fees waived and/or reimbursed	0.98	%(f)	0.98%	0.98%	0.98%	0.98%	0.98	%(g)

Net investment income	0.53	%(f)	0.38%	0.54%	0.61%	0.32%	0.56	%(g)

Supplemental Data
Net assets, end of period (000)	$17,063		$5,859	$4,588	$3,875	$5,340	$5,879

Portfolio turnover rate	56%		115%	120%	125%	145%	208	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From April 1, 2020 through February 28, 2021, the Fund invested in the Master LLC as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master LLC. Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.11%.

(h)	Portfolio turnover rate includes transactions from the Master LLC prior to March 1, 2021.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Notes to Financial Statements (unaudited)

1. ORGANIZATION

BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is organized as a Maryland corporation. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Investor C Shares automatically convert to Investor A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

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Notes to Financial Statements (unaudited) (continued)

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.

Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Fund (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
J.P. Morgan Securities LLC	$4,029,338	$(4,029,338)	$—		$—
Jefferies LLC	89,342	(89,342)	—		—
Morgan Stanley	2,503,067	(2,503,067)	—		—
National Financial Services LLC	1,485,504	(1,485,504)	—		—
State Street Bank & Trust Co.	1,358,888	(1,358,888)	—		—

	$9,466,139	$(9,466,139)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

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Notes to Financial Statements (unaudited) (continued)

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees

First $1 billion	0.500%
$1 billion - $1.5 billion	0.475
Greater than $1.5 billion	0.450

Service and Distribution Fees: The Fund entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended September 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Investor C	Class R	Total

Service and distribution — class specific	$216,011	$42,375	$17,040	$275,426

Administration: The Fund entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended September 30, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
Administration — class specific	$10,990	$17,281	$848	$16,655	$681	$46,455

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended September 30, 2025, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended September 30, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Investor A	Investor C	Class K	Class R	Total
Reimbursed amounts	$3,031	$2,264	$723	$202	$132	$6,352

For the six months ended September 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
Transfer agent — class specific	$61,374	$100,415	$11,445	$4,342	$7,904	$185,480

Other Fees: For the six months ended September 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $525.

For the six months ended September 30, 2025, affiliates received CDSCs as follows:

Share Class	Amounts
Investor A	$256
Investor C	61

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended September 30, 2025, the amount waived was $1,786.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended September 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C	Class K	Class R
0.48%	0.73%	1.48%	0.43%	0.98%

The Manager has agreed not to reduce or discontinue this contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended September 30, 2025, the Manager waived and/or reimbursed investment advisory fees of $453,618 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended September 30, 2025, class specific expense waivers and/or reimbursements were as follows:

	Institutional	Investor A	Investor C	Class K	Class R	Total
Administration fees waived by the Manager — class specific	$10,990	$17,281	$848	$16,655	$681	$46,455
Transfer agent fees waived and/or reimbursed by the Manager — class specific	33,905	57,291	9,164	4,342	6,209	110,911

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee

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Notes to Financial Statements (unaudited) (continued)

of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended September 30, 2025, the Fund paid BIM $31,716 for securities lending agent services.

Directors and Officers: Certain directors and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.

Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended September 30, 2025, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain
$ 12,390,120	$ 13,228,462	$ 1,208,090

7.	PURCHASES AND SALES

For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term securities, were $385,054,572 and $262,940,023, respectively.

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.

As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Amounts
Tax cost	$561,773,018

Gross unrealized appreciation	$89,071,802
Gross unrealized depreciation	(25,009,471)

Net unrealized appreciation (depreciation)	$64,062,331

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended September 30, 2025, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and

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Notes to Financial Statements (unaudited) (continued)

adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 09/30/25		Year Ended 03/31/25
Share Class	Shares	Amount	Shares	Amount
Institutional
Shares sold	3,953,061	$123,455,733	810,871	$23,498,730
Shares issued in reinvestment of distributions	86,471	2,540,526	42,934	1,341,264
Shares redeemed	(404,353)	(11,683,042)	(767,725)	(21,940,812)

	3,635,179	$114,313,217	86,080	$2,899,182

Investor A
Shares sold and automatic conversion of shares	134,271	$3,527,879	270,979	$7,359,772
Shares issued in reinvestment of distributions	164,901	4,493,551	76,154	2,212,280
Shares redeemed	(525,622)	(13,985,662)	(1,085,375)	(29,146,726)

	(226,450)	$(5,964,232)	(738,242)	$(19,574,674)

Investor C
Shares sold	255,972	$2,957,776	601,531	$7,067,146
Shares issued in reinvestment of distributions	50,692	563,698	9,007	111,601
Shares redeemed and automatic conversion of shares	(102,261)	(1,147,698)	(132,778)	(1,555,316)

	204,403	$2,373,776	477,760	$5,623,431

Class K
Shares sold	1,444,145	$39,717,708	2,520,882	$72,604,420
Shares issued in reinvestment of distributions	154,372	4,533,905	64,440	2,011,822
Shares redeemed	(569,704)	(16,434,388)	(1,760,851)	(51,006,706)

	1,028,813	$27,817,225	824,471	$23,609,536

Class R
Shares sold	668,687	$10,522,956	180,162	$2,780,823
Shares issued in reinvestment of distributions	22,600	336,515	8,021	130,421
Shares redeemed	(24,534)	(363,596)	(79,905)	(1,188,558)

	666,753	$10,495,875	108,278	$1,722,686

	5,308,698	$149,035,861	758,347	$14,280,161

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors of the Fund is paid by the Fund.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information  (continued)

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110

Accounting Agent and Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc.	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10001

Custodian	Legal Counsel
The Bank of New York Mellon	Ropes & Gray LLP
New York, NY 10286	Boston, MA 02199

Address of the Manager and Administrator
100 Bellevue Parkway
Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	31

Disclosure of Investment Advisory Agreement

The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Fund and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board Members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

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Disclosure of Investment Advisory Agreement  (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of the Fund

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.

The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the second quartile against its Performance Peers.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	33

Disclosure of Investment Advisory Agreement  (continued)

The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, the Board noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Fund for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

34	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

ADR	American Depositary Receipt

CVR	Contingent Value Rights

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	35

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

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(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Advantage SMID Cap Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Advantage SMID Cap Fund, Inc.

Date: November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Advantage SMID Cap Fund, Inc.

Date: November 21, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Advantage SMID Cap Fund, Inc.

Date: November 21, 2025

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